EMPLOYEE BENEFITS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Salaries and wages	$ 1,481,357	$ 1,604,552	$ 1,549,402
Short-term employee benefits	132,394	145,245	132,436
Termination benefits	54,007	85,070	79,062
Other personnel expenses	152,211	188,767	190,233
Total	$ 1,819,969	$ 2,023,634	$ 1,951,133